Long Term Debt and Related Contractual Rates and Maturity Dates (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)	Mar. 31, 2015 USD ($)
Debt Instrument [Line Items]
Total	₨ 457,934.4	₨ 395,208.6	$ 7,349.3
Subordinated debt | Lower tier II capital | Fixed Rate
Debt Instrument [Line Items]
Maturity /Call dates, start	2016	2015
Maturity /Call dates, end	2025	2024
Stated interest rates, minimum	6.00%	5.90%
Stated interest rates, maximum	10.70%	10.70%
Total	₨ 133,440.0	₨ 132,580.0	2,141.6
Subordinated debt | Upper tier II capital | Fixed Rate
Debt Instrument [Line Items]
Maturity /Call dates, start	2016	2016
Maturity /Call dates, end	2021	2021
Stated interest rates, minimum	8.70%	8.70%
Stated interest rates, maximum	10.85%	10.85%
Total	₨ 34,159.0	₨ 34,159.0	548.2
Subordinated debt | Upper tier II capital | Variable Rate
Debt Instrument [Line Items]
Maturity /Call dates, start	2016	2016
Maturity /Call dates, end	2017	2017
Total	₨ 6,250.0	₨ 5,991.5	$ 100.3
Subordinated debt | Upper tier II capital | Perpetual debt
Debt Instrument [Line Items]
Maturity /Call dates, start	2016	2016
Maturity /Call dates, end	2017	2017
Stated interest rates	9.92%	9.92%	9.92%
Total	₨ 2,000.0	₨ 2,000.0	$ 32.1
Subordinated debt | London Interbank Offered Rate (LIBOR) | Upper tier II capital | Variable Rate
Debt Instrument [Line Items]
Stated interest rates, margin on LIBOR rate	1.2	1.2
Others | Variable rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates, start	2016	2015
Maturity /Call dates, end	2018	2018
Stated interest rates, minimum	1.50%	1.25%
Stated interest rates, maximum	2.59%	3.00%
Total	₨ 49,375.0	₨ 129,708.4	792.3
Others | Variable rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates, start	2016	2015
Maturity /Call dates, end	2019	2018
Stated interest rates, minimum	9.95%	10.25%
Stated interest rates, maximum	10.55%	11.35%
Total	₨ 72,737.8	₨ 57,299.7	1,167.4
Others | Fixed rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates, start	2016	2015
Maturity /Call dates, end	2025	2019
Stated interest rates, minimum	8.45%	8.54%
Stated interest rates, maximum	10.81%	10.81%
Total	₨ 83,950.0	₨ 33,470.0	1,347.3
Others | Fixed rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates, start	2016
Maturity /Call dates, end	2018
Stated interest rates, minimum	1.11%
Stated interest rates, maximum	4.30%
Total	₨ 76,022.6		$ 1,220.1